Expenses by Nature and Other Income and Expenses Items - Schedule of Finance Income / (Expenses) (Details) - USD ($) $ in Thousands		6 Months Ended
		Jun. 30, 2025	Jun. 30, 2024
Schedule of Finance Income / (Expenses) [Abstract]
Interest income		$ 4,188	$ 3,535
Gains / (losses) on foreign currency transactions		3,448	(397)
Unwind of discount on restoration provision		(1)
Cryptocurrency transaction service fee		(3)	(25)
Interest on lease liabilities		(1,779)	(1,676)
Interest expense on borrowings	[1]	(28,740)	(1,242)
Others		(149)	(88)
Total		$ (23,036)	$ 107

[1]	Included the amount of interest expense on borrowings from a related party. See Note 26.